Fair values - Schedule of fair values of financial instruments carried on a cost basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and equivalents (excluding securities with original maturities up to 3 months)
Restricted cash	$ 18	$ 18
Carrying value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,431	1,697
Time deposits	2,460	2,459
Restricted cash	18	18
Marketable securities and short-term investments (excluding securities)
Time deposits	463
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,576	2,500
Long-term debt (excluding finance lease obligations)	5,060	4,976
Total fair value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,431	1,697
Time deposits	2,460	2,459
Restricted cash	18	18
Marketable securities and short-term investments (excluding securities)
Time deposits	463
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,576	2,500
Long-term debt (excluding finance lease obligations)	5,101	4,843
Total fair value | Level 1
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,431	1,697
Time deposits	0	0
Restricted cash	18	18
Marketable securities and short-term investments (excluding securities)
Time deposits	0
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,521	1,068
Long-term debt (excluding finance lease obligations)	5,096	4,813
Total fair value | Level 2
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	0	0
Time deposits	2,460	2,459
Restricted cash	0	0
Marketable securities and short-term investments (excluding securities)
Time deposits	463
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	55	1,432
Long-term debt (excluding finance lease obligations)	5	30
Total fair value | Level 3
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	0	0
Time deposits	0	0
Restricted cash	0	0
Marketable securities and short-term investments (excluding securities)
Time deposits	0
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	0	0
Long-term debt (excluding finance lease obligations)	$ 0	$ 0